UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-04447

Brandywine Fund, Inc.
(Exact name of registrant as specified in charter)

P.O. Box 4166
Greenville, Delaware 19807
 (Address of principal executive offices) (Zip code)

William F. D’Alonzo
P.O. Box 4166
Greenville, DE  19807
(Name and address of agent for service)

(302) 656-3017
Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: DECEMBER 31, 2009

Item 1. Schedule of Investments.

Brandywine Fund, Inc.
Schedule of Investments
December 31, 2009
(Unaudited)

Shares		Value

Common Stocks - 97.2% (A)

CONSUMER DISCRETIONARY

	Apparel Retail - 3.7%
1,153,200	Chico’s FAS, Inc.*	$16,202,460
295,900	Collective Brands, Inc.*	6,737,643
228,100	The Dress Barn, Inc.*	5,269,110
1,669,600	Limited Brands, Inc.	32,123,104
547,193	Urban Outfitters, Inc.*	19,146,283

	Apparel, Accessories & Luxury Goods - 0.2%
86,600	The Warnaco Group, Inc.*	3,653,654

	Automobile Manufacturers - 1.1%
748,100	Thor Industries, Inc.	23,490,340

	Broadcasting - 1.0%
671,000	Discovery Communications, Inc.*	20,579,570

	Department Stores - 1.9%
728,200	Kohl’s Corp.*	39,271,826

	Distributors - 0.6%
677,100	LKQ Corp.*	13,264,389

	Education Services - 0.5%
446,500	Education Management Corp.*	9,827,465

	General Merchandise Stores - 3.3%
292,700	Dollar General Corp.*	6,565,261
1,326,197	Dollar Tree, Inc.*	64,055,315

	Home Furnishings - 0.4%
333,900	Tempur-Pedic International Inc.*	7,890,057

	Home Improvement Retail - 0.8%
598,800	The Home Depot, Inc.	17,323,284

	Internet Retail - 2.2%
341,400	Amazon.com, Inc.*	45,925,128

	Leisure Products - 2.2%
2,327,500	Mattel, Inc.	46,503,450

	Restaurants - 0.3%
153,200	Buffalo Wild Wings, Inc.*	6,169,364

	Specialty Stores - 0.1%
104,500	Hibbett Sports Inc.*	2,297,955
	Total Consumer Discretionary	386,295,658

CONSUMER STAPLES

	Household Products - 0.2%
75,700	Church & Dwight Co., Inc.	4,576,065

	Hypermarkets & Super Centers - 0.0%
17,700	BJ’s Wholesale Club, Inc.*	578,967

	Packaged Foods & Meats - 1.7%
451,800	Green Mountain Coffee
	Roasters, Inc.*	36,808,146

	Personal Products - 4.0%
1,348,700	Avon Products, Inc.	42,484,050
194,900	Bare Escentuals, Inc.*	2,383,627
180,400	Herbalife Ltd.	7,318,828
767,500	NBTY, Inc.*	33,416,950
	Total Consumer Staples	127,566,633

ENERGY

	Oil & Gas Equipment & Services - 1.4%
83,500	DRIL-QUIP, Inc.*	4,716,080
914,400	Smith International, Inc.	24,844,248

	Oil & Gas Exploration & Production - 2.2%
672,400	Brigham Exploration Co.*	9,111,020
1,740,800	EXCO Resources, Inc.	36,957,184
	Total Energy	75,628,532

FINANCIALS

	Asset Management & Custody Banks - 1.8%
2,121,900	SEI Investments Co.	37,175,688

	Investment Banking & Brokerage - 1.8%
472,900	Greenhill & Co., Inc.	37,945,496

	Thrifts & Mortgage Finance - 0.2%
547,500	Ocwen Financial Corp.*	5,239,575
	Total Financials	80,360,759

HEALTH CARE

	Health Care Distributors - 0.1%
49,100	PSS World Medical, Inc.*	1,108,187

	Health Care Equipment - 0.1%
75,400	Masimo Corp.*	2,293,668

	Health Care Services - 2.9%
357,976	Express Scripts, Inc.*	30,947,025
493,380	MEDNAX, Inc.*	29,657,072

	Health Care Supplies - 2.4%
1,255,000	Inverness Medical
	Innovations, Inc.*	52,095,050

	Health Care Technology - 1.0%
521,400	Eclipsys Corp.*	9,656,328
483,500	MedAssets Inc.*	10,255,035
36,500	Phase Forward Inc.*	560,275

	Life Sciences Tools & Services - 6.5%
303,000	Covance Inc.*	16,534,710
414,488	ICON PLC - SP-ADR*	9,006,824
1,002,115	Illumina, Inc.*	30,714,825
829,900	Life Technologies Corp.*	43,345,677
804,400	Thermo Fisher Scientific, Inc.*	38,361,836

	Pharmaceuticals - 4.9%
364,200	Shire PLC	21,378,540
1,075,500	Teva Pharmaceutical Industries
	Ltd. SP-ADR	60,421,590
807,800	Warner Chilcott PLC*	22,998,066
	Total Health Care	379,334,708

INDUSTRIALS

	Aerospace & Defense - 0.1%
113,100	DynCorp International Inc.*	1,622,985

	Air Freight & Logistics - 1.8%
350,300	FedEx Corp.	29,232,535
338,000	Hub Group, Inc.*	9,068,540

	Airlines - 0.2%
894,700	AirTran Holdings, Inc.*	4,670,334

	Building Products - 1.4%
2,156,800	Masco Corp.	29,785,408

	Construction & Engineering - 0.5%
500,400	MasTec Inc.*	6,255,000
194,700	Orion Marine Group, Inc.*	4,100,382

	Electrical Components & Equipment - 0.6%
556,600	EnerSys*	12,172,842

	Industrial Conglomerates - 2.8%
2,500,200	McDermott International, Inc.*	60,029,802

	Industrial Machinery - 0.2%
155,000	Kennametal Inc.	4,017,600

	Research & Consulting Services - 1.5%
682,600	FTI Consulting, Inc.*	32,191,416
50,000	Navigant Consulting, Inc.*	743,000

	Security & Alarm Services - 0.1%
74,200	The Geo Group, Inc.*	1,623,496

	Trucking - 2.7%
1,355,100	J. B. Hunt Transport Services, Inc.	43,729,077
332,800	Ryder Systems, Inc.	13,701,376
	Total Industrials	252,943,793

INFORMATION TECHNOLOGY

	Application Software - 2.9%
256,000	JDA Software Group, Inc.*	6,520,320
153,400	Longtop Financial Technologies
	Ltd. SP-ADR*	5,678,868
2,407,500	Nuance Communications, Inc.*	37,412,550
553,000	SuccessFactors, Inc.*	9,168,740
151,800	Taleo Corp.*	3,570,336

	Communications Equipment - 2.3%
189,900	Aruba Networks Inc.*	2,024,334
1,927,900	Cisco Systems, Inc.*	46,153,926
16,700	Plantronics, Inc.	433,866

	Computer Hardware - 1.8%
755,200	Hewlett-Packard Co.	38,900,352

	Computer Storage & Peripherals - 2.8%
1,126,400	NetApp, Inc.*	38,736,896
1,073,100	QLogic Corp.*	20,249,397

	Data Processing & Outsourced Services - 3.6%
1,296,200	Lender Processing Services, Inc.	52,703,492
277,900	Visa Inc.	24,305,134

	Internet Software & Services - 0.9%
347,700	VistaPrint N. V.*	19,700,682

	IT Consulting & Other Services - 0.4%
163,000	CACI International, Inc.*	7,962,550

	Semiconductor Equipment - 2.1%
1,386,300	Novellus Systems, Inc.*	32,356,242
1,081,100	Teradyne, Inc.*	11,600,203

	Semiconductors - 13.3%
1,428,100	Altera Corp.	32,317,903
362,900	Atheros Communications*	12,425,696
446,800	Avago Technologies Ltd.*	8,171,972
279,200	Cavium Networks, Inc.*	6,653,336
1,956,500	Cypress Semiconductor Corp.*	20,660,640
764,200	Integrated Device Technology, Inc.*	4,944,374
7,991,800	LSI Corp.*	48,030,718
2,480,200	Maxim Integrated Products, Inc.	50,348,060
2,248,400	NVIDIA Corp.*	42,000,112
4,768,500	ON Semiconductor Corp.*	42,010,485
12,500	Power Integrations, Inc.	454,500
296,300	Silicon Laboratories Inc.*	14,323,142

	Systems Software - 1.3%
641,300	VMware Inc.*	27,178,294
	Total Information Technology	666,997,120

MATERIALS

	Fertilizers & Agricultural Chemicals - 0.5%
364,200	Intrepid Potash, Inc.*	10,623,714

	Metal & Glass Containers - 1.1%
353,600	Greif Inc.	19,087,328
71,600	Silgan Holdings Inc.	4,144,208

	Specialty Chemicals - 2.0%
270,500	Albemarle Corp.	9,838,085
648,000	Sigma-Aldrich Corp.	32,743,440

	Steel - 0.6%
678,500	Steel Dynamics, Inc.	12,023,020
	Total Materials	88,459,795

TELECOMMUNICATION SERVICES

	Alternative Carriers - 0.2%
596,400	Iridium Communications, Inc.*	4,789,092
	Total Telecommunication Services	4,789,092

	Total common stocks (Cost $1,781,528,735)	2,062,376,090

Principal
Amount

Short-Term Investments - 2.8% (A)

	Commercial Paper - 2.7%
$30,000,000	Union Bank NA Cayman,
	due 01/04/10, discount of 0.01%	29,999,975
27,500,000	Union Bank, due 01/07/10,
	discount of 0.03%	27,499,863
	Total commercial paper (Cost $57,499,838)	57,499,838

	Variable Rate Demand Note - 0.1%
2,895,492	American Family Financial
	Services, 0.10%	2,895,492
	Total variable rate demand note (Cost $2,895,492)	2,895,492
	Total short-term investments (Cost $60,395,330)	60,395,330
	Total investments - 100% (Cost $1,841,924,065)	2,122,771,420
	Liabilities, less
	other assets - (0.0%) (A)	(61,882)
	TOTAL NET ASSETS - 100%	$2,122,709,538

* Non-dividend paying security
(A) Percentages for the various classifications relate to net assets.
SP-ADR-Sponsored American Depositary Receipts
N.V. - Netherlands Antillies Limited Liability Corp.

As of December 31, 2009, investment cost for federal tax purposes was $2,034,454,063 and the tax components of unrealized appreciation/depreciation were as follows+:

Aggregate gross unrealized appreciation	$268,388,805
Aggregate gross unrealized depreciation	(26,723,723)
Net unrealized appreciation	$241,665,082

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements in the Fund’s most recent annual report.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$2,062,376,090

Level 2 – Short-Term Commercial Paper	57,499,838
Short-Term Variable Rate Demand Note	2,895,492
Total Level 2	60,395,330
Level 3 -	---
Total	$2,122,771,420

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/ChiefFinancial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last N-Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)   Brandywine Fund, Inc.

     By (Signature and Title)    /s/William F. D’Alonzo
William F. D’Alonzo, President

     Date   February 24, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)     /s/William F. D’Alonzo
William F. D’Alonzo, President

     Date   February 24, 2010

     By (Signature and Title)     /s/Lynda J. Campbell
Lynda J. Campbell, Treasurer

     Date   February 24, 2010